PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT

12.	PROPERTY, PLANT AND EQUIPMENT

								Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress	Right of use (i)	Other (*)	Total
Balance at December 31, 2019	226,949	3,062,238	12,603,619	28,455	3,217,052	472,345	90,286	19,700,944
Cost	226,949	4,250,471	24,372,514	170,229	3,217,052	531,044	386,144	33,154,403
Accumulated depreciation		(1,188,233)	(11,768,895)	(141,774)		(58,699)	(295,858)	(13,453,459)
Balance at December 31, 2019	226,949	3,062,238	12,603,619	28,455	3,217,052	472,345	90,286	19,700,944
Effect of foreign exchange differences	30,271	57,838	186,591	2,416	4,727	4,329	1,823	287,995
Acquisitions	654	865	122,744	874	1,583,054	49,934	4,156	1,762,281
Capitalized interest (1) (notes 29 and 34)					92,506			92,506
Write-offs (note 28)	(188)		(3,073)	(33)	(9)	(7,318)	(2,377)	(12,998)
Depreciation (note 27)	(458)	(780,395)	(1,564,525)	(6,747)		(62,680)	(24,517)	(2,439,322)
Transfers to other asset categories	458	67,574	1,112,024	1,338	(1,212,373)		30,979
Transfers to intangible assets					(4,633)			(4,633)
Right of use - Remesurement						60,058		60,058
Update of the ARO (Asset retirement obligation)		269,445						269,445
Others			3	(6)	(2)		(48)	(53)
Balance at December 31, 2020	257,686	2,677,565	12,457,383	26,297	3,680,322	516,668	100,302	19,716,223
Cost	257,686	4,752,412	26,213,225	182,974	3,680,322	634,786	414,705	36,136,110
Accumulated depreciation		(2,074,847)	(13,755,842)	(156,677)		(118,118)	(314,403)	(16,419,887)
Balance at December 31, 2020	257,686	2,677,565	12,457,383	26,297	3,680,322	516,668	100,302	19,716,223
Effect of foreign exchange differences	(932)	(6,402)	(2,627)	1,418	2,076	26	(22)	(6,463)
Acquisitions		22,441	367,050	6,756	2,527,722	62,106	7,197	2,993,272
Capitalized interest (1) (notes 29 and 34)					87,414			87,414
Write-offs (note 28)		(5,051)	(62,606)	(194)	(5,468)	(38,017)	(1,550)	(112,886)
Depreciation (note 27)		(163,911)	(1,845,757)	(7,043)		(68,068)	(27,878)	(2,112,657)
Transfers to other asset categories	(3,683)	265,307	2,347,346	925	(2,634,947)		25,052
Transfers to intangible assets					(29,840)			(29,840)
Right of use - Remesurement						109,109		109,109
Update of the ARO (Asset retirement obligation)		2,357						2,357
Transfers to fixed assets to investment property without cash effect	(4,065)	(1)						(4,066)
Acquisition of Elizabeth	100,489	227,629	278,576	878	16,400		3,173	627,145
Transfers to inventory			261,504					261,504
Others			19		3			22
Balance at December 31, 2021	349,495	3,019,934	13,800,888	29,037	3,643,682	581,824	106,274	21,531,134
Cost	349,495	5,358,388	29,348,048	190,847	3,643,682	754,606	445,870	40,090,936
Accumulated depreciation		(2,338,454)	(15,547,160)	(161,810)		(172,782)	(339,596)	(18,559,802)
Balance at December 31, 2021	349,495	3,019,934	13,800,888	29,037	3,643,682	581,824	106,274	21,531,134
(*)	Refer substantially to assets for railway use, such as yards, rails, mines, and sleepers.

(1)	The cost of capitalized interest is calculated, basically, for the projects in the Steel and Mining which refer, substantially, to:

- Steel: Technological updates and acquisition of new equipment for maintenance of the production capacity of Presidente Vargas Plant (RJ);

- Mining: Expansion of Casa de Pedra (MG) and TECAR (RJ).

(i)	Right of use

Below the movements of the right of use recognized on December 31, 2021:

					Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Others	Total
Balance at December 31, 2019	380,566	64,154	24,144	3,481	472,345
Cost	401,746	73,344	39,455	16,499	531,044
Accumulated depreciation	(21,180)	(9,190)	(15,311)	(13,018)	(58,699)
Balance at December 31, 2019	380,566	64,154	24,144	3,481	472,345
Effect of foreign exchange differences		988	294	3,047	4,329
Addition	9,039	4,561	23,720	12,614	49,934
Remesurement	34,645	3,827	21,557	29	60,058
Depreciation	(24,467)	(983)	(14,211)	(23,019)	(62,680)
Write-offs	(6,580)	(399)		(339)	(7,318)
Transfers to other asset categories	(188)	(6,062)	(3,558)	9,808
Balance at December 31, 2020	393,015	66,086	51,946	5,621	516,668
Cost	434,689	75,882	81,598	42,617	634,786
Accumulated depreciation	(41,674)	(9,796)	(29,652)	(36,996)	(118,118)
Balance at December 31, 2020	393,015	66,086	51,946	5,621	516,668
Effect of foreign exchange differences		3	(6)	29	26
Addition	1,195	178	40,503	20,230	62,106
Remesurement	63,120	18,031	27,958		109,109
Depreciation	(23,424)	(10,343)	(25,472)	(8,829)	(68,068)
Write-offs	(16,940)		(20,944)	(133)	(38,017)
Transfers to other asset categories	22,319	(5,810)	(20,226)	3,717
Balance at December 31, 2021	439,285	68,145	53,759	20,635	581,824
Cost	500,826	94,196	99,103	60,483	754,608
Accumulated depreciation	(61,541)	(26,051)	(45,344)	(39,848)	(172,784)
Balance at December 31, 2021	439,285	68,145	53,759	20,635	581,824

The average estimated useful lives are as follows (in years):

		Consolidated
	12/31/2021	12/31/2020
Buildings and Infrastructure	34	34
Machinery, equipment and facilities	18	20
Furniture and fixtures	12	12
Others	10	10

Accounting Policy

Property, plant and equipment are carried at cost of acquisition, formation or construction, minus accumulated depreciation or depletion and any impairment loss. Depreciation is calculated under the straight-line method based on the remaining economic useful economic lives of assets, as mentioned in note 9. The depletion of mines is calculated based on the quantity of ore mined. Land is not depreciated since their useful life is considered indefinite. However, if the tangible assets are mine-specific, that is, used in the mining activity, they are depreciated over the shorter between the normal useful lives of such assets and the useful life of the mine. The Company recognizes in the carrying amount of property, plant and equipment the cost of replacement, and consequently reducing the carrying amount of the part that is replaced if it is probable that future economic benefits embodied therein will revert to the Company, and if the cost of the asset can be reliably measured. All other disbursements are expensed as incurred.

·	Capitalized interest

Borrowing costs directly attributable to the acquisition, construction and or production of qualifying assets are capitalized as part of the cost of the asset when it is probable that they will result in future economic benefits and until these projects are completed.

·	Development Costs of New Ore Deposits

Costs for the development of new ore deposits, or for the expansion of the capacity of the mines in operation are capitalized and amortized by the method of units produced (extracted) based on the probable and proven quantities of ore.

·	Operating Expenses

Exploration expenses are recognized as expenses until the viability of the mining activity is established; after that period, subsequent costs are capitalized.

·	Waste Removal Costs

Expenses incurred during the development phase of a mine, prior to the production phase, are accounted for as part of the depreciable development costs. Subsequently, these costs are amortized over the useful life of the mine based on probable and proven reserves.

·	Sterile Costs

The waste disposal costs incurred in the production phase are added to the stock value, except when a specific extraction campaign is carried out to access deeper deposits of the deposit. In this case, costs are capitalized and classified in non-current assets and are amortized over the useful life of the deposit.